UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02968-99

Name of Registrant:    Vanguard Trustees' Equity Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2014

Item 1: Schedule of Investments

Vanguard International Value Fund

Schedule of Investments
As of January 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (96.0%)[1]
Australia (0.7%)
BHP Billiton Ltd.	1,440,637	46,076
Newcrest Mining Ltd.	1,158,819	9,787
		55,863
Belgium (0.9%)
Anheuser-Busch InBev NV	772,743	74,113

Brazil (1.7%)
Cielo SA	1,419,752	37,604
BB Seguridade Participacoes SA	3,391,400	31,860
Estacio Participacoes SA	3,874,400	30,093
* PDG Realty SA Empreendimentos e Participacoes	21,893,800	15,093
Petroleo Brasileiro SA ADR Type A	983,300	11,701
Petroleo Brasileiro SA ADR	799,100	8,958
		135,309
China (3.7%)
China Shenhua Energy Co. Ltd.	23,494,500	60,005
China Construction Bank Corp.	79,980,800	54,964
China Mobile Ltd. ADR	833,800	39,897
Anhui Conch Cement Co. Ltd.	8,541,000	32,642
* Baidu Inc. ADR	193,960	30,355
China Mobile Ltd.	2,594,000	24,747
*,^ China Machinery Engineering Corp.	19,693,000	14,730
Industrial & Commercial Bank of China Ltd.	11,995,000	7,352
* Lonking Holdings Ltd.	33,419,000	6,723
* China ZhengTong Auto Services Holdings Ltd.	10,389,500	6,279
Zhongsheng Group Holdings Ltd.	4,151,687	6,135
Dongyue Group Ltd.	12,444,000	4,411
Kingboard Laminates Holdings Ltd.	605,500	226
		288,466
Denmark (3.1%)
* Novo Nordisk A/S Class B	2,270,702	89,997
TDC A/S	6,398,383	60,151
AP Moeller - Maersk A/S Class B	5,229	58,226
Carlsberg A/S Class B	263,397	25,668
DSV A/S	318,300	10,215
		244,257
Finland (0.6%)
Sampo	987,587	45,819

France (5.9%)
BNP Paribas SA	1,107,068	85,472
Sanofi	607,167	59,434
Orange SA	4,792,678	59,155
ArcelorMittal	3,202,278	53,086
Valeo SA	372,435	41,584
Airbus Group NV	553,442	39,227
Schneider Electric SA	481,214	38,802

Total SA	512,167	29,247
Vinci SA	301,027	19,667
^ GDF Suez	869,200	19,163
Cap Gemini SA	144,581	9,846
CNP Assurances	473,598	9,274
		463,957
Germany (7.4%)
SAP AG	1,472,936	112,619
Bayer AG	589,060	77,555
Fresenius Medical Care AG & Co. KGaA	1,019,253	71,694
Volkswagen AG Prior Pfd.	270,846	68,642
Bayerische Motoren Werke AG	553,077	60,220
^ Siemens AG	372,690	47,228
BASF SE	385,882	41,291
Metro AG	935,194	38,558
RWE AG	640,802	23,715
Allianz SE	129,292	21,571
Software AG	527,320	19,582
		582,675
Hong Kong (4.3%)
Swire Pacific Ltd. Class A	7,306,850	78,146
Hutchison Whampoa Ltd.	5,838,000	71,738
Li & Fung Ltd.	43,624,000	60,069
Sands China Ltd.	5,995,800	46,300
Cheung Kong Holdings Ltd.	2,741,000	40,608
Wynn Macau Ltd.	3,810,400	16,299
* Esprit Holdings Ltd.	8,372,934	15,799
Jardine Matheson Holdings Ltd.	136,780	7,335
Huabao International Holdings Ltd.	881,000	449
		336,743
India (0.3%)
Infosys Ltd. ADR	369,100	21,622

Indonesia (0.5%)
Telekomunikasi Indonesia Persero Tbk PT ADR	1,001,969	36,341

Ireland (0.5%)
* Ryanair Holdings plc ADR	839,200	39,652

Italy (4.0%)
Eni SPA	3,987,407	90,349
Intesa Sanpaolo SPA (Registered)	23,369,772	63,191
Atlantia SPA	2,420,508	55,147
Mediolanum SPA	4,361,357	37,548
Enel SPA	5,560,903	25,372
Saipem SPA	880,301	20,647
UniCredit SPA	2,474,208	18,561
		310,815
Japan (20.2%)
Sumitomo Mitsui Financial Group Inc.	3,095,700	143,212
Seven & I Holdings Co. Ltd.	2,996,783	118,759
KDDI Corp.	2,107,200	115,858
Japan Tobacco Inc.	2,856,300	88,222
Omron Corp.	2,189,200	86,492
Panasonic Corp.	7,365,300	83,886
* Fujitsu Ltd.	14,044,000	78,545

Bridgestone Corp.	2,169,400	78,095
Toyota Motor Corp.	1,254,900	71,529
Sumitomo Electric Industries Ltd.	4,439,000	69,589
Tokyo Electron Ltd.	1,334,100	68,167
Mitsubishi Corp.	3,537,200	65,237
Dai Nippon Printing Co. Ltd.	5,866,000	58,066
Nissan Motor Co. Ltd.	5,593,300	47,706
Daihatsu Motor Co. Ltd.	2,949,700	45,905
Yahoo Japan Corp.	7,777,700	43,788
Makita Corp.	850,500	43,729
Asahi Group Holdings Ltd.	1,606,100	43,532
Daiwa House Industry Co. Ltd.	2,247,000	42,309
LIXIL Group Corp.	1,439,400	36,979
Miraca Holdings Inc.	674,400	31,881
Yamada Denki Co. Ltd.	9,138,400	31,548
Komatsu Ltd.	1,272,100	26,297
Sumitomo Mitsui Trust Holdings Inc.	4,758,000	23,014
Ryohin Keikaku Co. Ltd.	230,700	21,268
Lintec Corp.	851,900	15,473
Yamato Kogyo Co. Ltd.	355,500	10,479
		1,589,565
Netherlands (2.5%)
Akzo Nobel NV	822,604	59,028
Heineken NV	876,630	53,448
Unilever NV	1,428,277	53,288
* ING Groep NV	2,318,169	30,699
		196,463
Norway (0.6%)
TGS Nopec Geophysical Co. ASA	851,227	22,080
Petroleum Geo-Services ASA	2,025,162	20,999
		43,079
Philippines (0.6%)
Alliance Global Group Inc.	73,103,700	43,270

Russia (2.1%)
Gazprom OAO ADR	10,102,649	83,296
Mobile Telesystems OJSC ADR	1,751,347	30,211
Sberbank of Russia	9,868,188	26,701
VTB Bank OJSC GDR	5,803,697	14,728
* X5 Retail Group NV GDR	573,992	9,696
VTB Bank OJSC	2,200,502,714	2,870
		167,502
Singapore (2.2%)
Genting Singapore plc	58,872,000	63,693
DBS Group Holdings Ltd.	4,684,000	60,481
Singapore Telecommunications Ltd.	17,945,000	49,650
		173,824
South Africa (0.8%)
Mediclinic International Ltd.	4,541,733	29,189
Mr Price Group Ltd.	1,372,195	16,951
Nampak Ltd.	4,005,609	12,511
		58,651
South Korea (4.2%)
Samsung Electronics Co. Ltd.	110,942	131,282
E-Mart Co. Ltd.	341,007	82,156

Hyundai Mobis	187,326	53,531
Hyundai Home Shopping Network Corp.	141,604	23,995
Hana Financial Group Inc.	470,830	17,863
SK Innovation Co. Ltd.	142,413	16,815
		325,642
Spain (1.6%)
Red Electrica Corp. SA	708,819	49,582
* Banco Santander SA	4,428,692	38,231
* ACS Actividades de Construccion y Servicios SA	565,615	19,874
Banco Bilbao Vizcaya Argentaria SA	1,562,519	18,667
* ACS Actividades de Construccion y Servicios SA Rights Exp. 2/13/2014	565,615	322
		126,676
Sweden (1.2%)
Assa Abloy AB Class B	1,023,890	51,024
Swedbank AB Class A	1,248,511	32,555
^ Oriflame Cosmetics SA	466,439	12,866
		96,445
Switzerland (5.2%)
Novartis AG	2,253,198	178,191
ABB Ltd.	2,756,144	68,558
Credit Suisse Group AG	1,497,248	45,111
* Cie Financiere Richemont SA	386,381	35,753
Swatch Group AG (Bearer)	49,612	29,492
Julius Baer Group Ltd.	605,304	29,360
GAM Holding AG	1,052,042	17,671
		404,136
Taiwan (0.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	18,550,704	63,615
Wistron Corp.	106,907	89
		63,704
Thailand (0.9%)
Bangkok Bank PCL	9,876,200	51,081
Kasikornbank PCL (Foreign)	4,325,600	22,304
		73,385
Turkey (1.1%)
Turkiye Halk Bankasi AS	8,011,136	39,570
* Turkcell Iletisim Hizmetleri AS	6,895,597	34,103
KOC Holding AS	4,687,628	15,891
		89,564
United Kingdom (16.3%)
* Royal Bank of Scotland Group plc	23,782,662	132,635
Prudential plc	4,799,640	96,716
Vodafone Group plc	22,498,386	83,607
BG Group plc	4,827,873	81,017
AstraZeneca plc	1,227,908	77,956
Carnival plc	1,779,082	73,049
WPP plc	3,300,998	69,181
HSBC Holdings plc	5,877,471	60,470
British American Tobacco plc	1,212,581	58,061
Rio Tinto plc	1,005,096	53,533
Unilever plc	1,376,878	52,936
Rexam plc	6,428,528	52,052
* Lloyds Banking Group plc	36,884,211	50,433
Royal Dutch Shell plc Class A	1,440,638	49,781
Barclays plc	10,946,898	48,937

Informa plc			5,760,883	48,898
Associated British Foods plc			901,003	40,187
Wolseley plc			706,258	38,057
Signet Jewelers Ltd.			454,798	36,461
BP plc ADR			692,859	32,488
BAE Systems plc			2,721,255	19,170
Tullow Oil plc			1,252,842	16,262
Ladbrokes plc			4,620,244	11,346
Inchcape plc			21,654	208
				1,283,441
United States (2.1%)
* Weatherford International Ltd.			5,759,100	77,978
*,^ Ultra Petroleum Corp.			2,429,105	58,177
RenaissanceRe Holdings Ltd.			168,600	15,294
Ensco plc Class A			271,900	13,696
				165,145
Total Common Stocks (Cost $6,759,928)				7,536,124
	Coupon
Temporary Cash Investments (5.9%)[1]
Money Market Fund (5.8%)
[2,3] Vanguard Market Liquidity Fund	0.130%		453,375,000	453,375

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.060%	2/19/14	400	400
[4,5] Federal Home Loan Bank Discount Notes	0.090%	2/21/14	8,400	8,399
[5,6] Freddie Mac Discount Notes	0.080%	2/10/14	1,000	1,000
[5,6] Freddie Mac Discount Notes	0.090%	2/24/14	1,500	1,500
				11,299
Total Temporary Cash Investments (Cost $464,675)				464,674
Total Investments (101.9%) (Cost $7,224,603)				8,000,798
Other Assets and Liabilities-Net (-1.9%)[3]				(145,555)
Net Assets (100%)				7,855,243

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $71,121,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.4% and 3.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $131,557,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $10,699,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

International Value Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	416,370	7,119,754	—
Temporary Cash Investments	453,375	11,299	—
Futures Contracts—Liabilities[1]	(630)	—	—
Forward Currency Contracts—Assets	—	976	—
Forward Currency Contracts—Liabilities	—	(1,546)	—
Total	869,115	7,130,483	—
1 Represents variation margin on the last day of the reporting period.

International Value Fund

Securities in certain countries may transfer between Level 1 and Level 2 due to differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the U.S. Securities valued at $114,650,000 on January 31, 2014, based on Level 2 inputs were transferred from Level 1 during the fiscal period.

D. Futures and Forward Currency Contracts: The fund may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
FTSE 100 Index	March 2014	568	60,289	(309)
Dow Jones EURO STOXX 50 Index	March 2014	1,436	58,445	517
Topix Index	March 2014	378	45,033	(1,781)

International Value Fund

S&P ASX 200 Index	March 2014	224	25,129	85
(1,488)

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services
Inc.	3/26/14	EUR	42,797	USD	58,836	(1,114)
Morgan Stanley Capital Services
Inc.	3/26/14	GBP	34,656	USD	56,375	575
Morgan Stanley Capital Services
Inc.	3/18/14	JPY	4,768,603	USD	46,283	401
Morgan Stanley Capital Services
Inc.	3/25/14	AUD	28,666	USD	25,393	(393)
Morgan Stanley Capital Services
Inc.	3/26/14	GBP	2,166	USD	3,597	(39)
						(570)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2014, the cost of investment securities for tax purposes was $7,229,359,000. Net unrealized appreciation of investment securities for tax purposes was $771,439,000, consisting of unrealized gains of $1,165,672,000 on securities that had risen in value since their purchase and $394,233,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Equity Fund

Schedule of Investments
As of January 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Growth and Income Fund Investor Shares	7,528,578	287,366
Vanguard US Growth Fund Investor Shares	7,779,408	216,890
Vanguard Morgan Growth Fund Investor Shares	8,643,727	216,785
Vanguard Windsor Fund Investor Shares	10,957,691	215,976
Vanguard Windsor II Fund Investor Shares	6,077,798	215,701
Vanguard Explorer Fund Investor Shares	1,433,000	144,274
Vanguard Mid-Cap Growth Fund	3,007,007	72,198
Vanguard Capital Value Fund	5,136,449	72,116
Total Investment Companies (Cost $1,063,335)		1,441,306
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.130% (Cost $140)	140,029	140
Total Investments (100.0%) (Cost $1,063,475)		1,441,446
Other Assets and Liabilities-Net (0.0%)		(214)
Net Assets (100%)		1,441,232
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2014, the cost of investment securities for tax purposes was $1,063,475,000. Net unrealized appreciation of investment securities for tax purposes was $377,971,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Emerging Markets Select Stock Fund

Schedule of Investments
As of January 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (94.2%)[1]
Bangladesh (0.1%)
British American Tobacco Bangladesh Co. Ltd.	5,100	127

Brazil (10.7%)
Petroleo Brasileiro SA Prior Pfd.	765,951	4,630
Petroleo Brasileiro SA ADR	157,359	1,764
Vale SA Class B ADR	124,300	1,526
Brasil Insurance Participacoes e Administracao SA	174,476	1,372
Banco Bradesco SA Prior Pfd.	124,438	1,344
* Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	271,400	1,335
Vale SA Prior Pfd.	91,353	1,130
Banco Santander Brasil SA	229,800	1,072
BB Seguridade Participacoes SA	105,055	987
Randon Participacoes SA Prior Pfd.	231,975	896
Totvs SA	60,244	788
AMBEV SA ADR	119,715	783
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	20,141	771
Telefonica Brasil SA ADR	37,500	713
MRV Engenharia e Participacoes SA	206,376	703
EDP - Energias do Brasil SA	174,476	697
CETIP SA - Mercados Organizados	70,500	675
Itau Unibanco Holding SA Prior Pfd.	52,470	654
Odontoprev SA	172,300	643
* Via Varejo SA	57,500	550
ALL - America Latina Logistica SA	184,353	501
* B2W Cia Digital	50,008	480
Cia de Saneamento Basico do Estado de Sao Paulo ADR	39,003	356
Itau Unibanco Holding SA ADR	26,131	320
Hypermarcas SA	33,800	212
Cia Paranaense de Energia Prior Pfd.	17,100	196
Cia Paranaense de Energia ADR	11,100	127
Souza Cruz SA	12,400	109
* CVC Brasil Operadora e Agencia de Viagens SA	17,100	101
Raia Drogasil SA	9,800	59
Localiza Rent a Car SA	2,730	34
		25,528
Canada (1.2%)
First Quantum Minerals Ltd.	73,532	1,316
Methanex Corp.	19,900	1,190
Sherritt International Corp.	60,386	187
* Ivanhoe Mines Ltd. Class A	68,300	99
		2,792
Chile (0.0%)
SACI Falabella	9,584	75

China (17.3%)
China Construction Bank Corp.	4,516,850	3,104
China Mobile Ltd.	302,500	2,886
China Pacific Insurance Group Co. Ltd.	782,060	2,800

Fosun International Ltd.	2,240,000	2,395
Industrial & Commercial Bank of China Ltd.	3,860,380	2,366
CNOOC Ltd.	1,234,000	1,908
Tencent Holdings Ltd.	25,637	1,770
^ Mindray Medical International Ltd. ADR	47,734	1,673
Dongfeng Motor Group Co. Ltd.	1,065,000	1,555
Lenovo Group Ltd.	1,167,600	1,505
China Power International Development Ltd.	4,155,600	1,389
China Resources Power Holdings Co. Ltd.	552,000	1,301
China Unicom Hong Kong Ltd.	873,973	1,140
China Shineway Pharmaceutical Group Ltd.	738,000	1,090
PetroChina Co. Ltd.	1,050,000	1,007
China Shenhua Energy Co. Ltd.	348,000	889
Kingboard Laminates Holdings Ltd.	2,377,125	886
Greatview Aseptic Packaging Co. Ltd.	1,492,000	826
China Dongxiang Group Co.	3,849,000	749
Haier Electronics Group Co. Ltd.	253,000	741
China BlueChemical Ltd.	1,278,000	707
China Petroleum & Chemical Corp.	828,000	652
Tsingtao Brewery Co. Ltd.	88,000	639
PICC Property & Casualty Co. Ltd.	474,000	631
ENN Energy Holdings Ltd.	96,500	624
Great Wall Motor Co. Ltd.	128,500	598
Shanghai Electric Group Co. Ltd.	1,802,000	573
Guangdong Investment Ltd.	612,000	571
Weichai Power Co. Ltd.	151,700	569
China Coal Energy Co. Ltd.	939,000	464
* China Cinda Asset Management Co. Ltd.	690,500	446
Longfor Properties Co. Ltd.	229,500	318
* Angang Steel Co. Ltd.	504,000	317
GOME Electrical Appliances Holding Ltd.	1,655,000	286
* Huadian Fuxin Energy Corp. Ltd.	600,000	273
Sunny Optical Technology Group Co. Ltd.	301,000	247
Baoxin Auto Group Ltd.	281,000	235
Dah Chong Hong Holdings Ltd.	375,000	219
Kingboard Chemical Holdings Ltd.	81,500	183
Ajisen China Holdings Ltd.	134,000	158
Sinopharm Group Co. Ltd.	53,200	148
ANTA Sports Products Ltd.	78,000	114
* China Modern Dairy Holdings Ltd.	235,500	109
Intime Retail Group Co. Ltd.	107,500	108
Shandong Weigao Group Medical Polymer Co. Ltd.	59,500	69
* China COSCO Holdings Co. Ltd.	78,500	33
* Chaoda Modern Agriculture Holdings Ltd.	404,000	33
		41,304
Czech Republic (0.3%)
Komercni Banka AS	3,425	744

Egypt (0.3%)
Commercial International Bank Egypt SAE	135,154	653

Greece (1.0%)
* Hellenic Telecommunications Organization SA	73,316	1,066
Motor Oil Hellas Corinth Refineries SA	70,854	816
* Alpha Bank AE	484,429	438
		2,320

Hong Kong (5.3%)
Pacific Basin Shipping Ltd.	2,934,750	1,794
Sands China Ltd.	206,500	1,595
* Galaxy Entertainment Group Ltd.	154,000	1,496
Texwinca Holdings Ltd.	1,269,000	1,214
Hang Lung Properties Ltd.	391,000	1,074
Stella International Holdings Ltd.	430,500	1,014
Tingyi Cayman Islands Holding Corp.	292,000	759
Yingde Gases Group Co. Ltd.	814,000	715
AMVIG Holdings Ltd.	1,606,000	659
Towngas China Co. Ltd.	478,000	559
Shui On Land Ltd.	1,735,833	548
AAC Technologies Holdings Inc.	103,000	445
* HC International Inc.	108,000	244
* Kerry Logistics Network Ltd.	93,500	158
Huabao International Holdings Ltd.	307,000	156
Wynn Macau Ltd.	20,400	87
MGM China Holdings Ltd.	13,900	55
NagaCorp Ltd.	46,000	44
Sun Art Retail Group Ltd.	31,000	40
		12,656
Hungary (0.7%)
OTP Bank plc	46,600	857
Magyar Telekom Telecommunications plc	540,425	725
		1,582
India (7.5%)
HCL Technologies Ltd.	101,575	2,356
ITC Ltd.	340,602	1,757
Reliance Industries Ltd.	119,663	1,589
Tata Motors Ltd. ADR	51,500	1,434
CESC Ltd.	190,800	1,327
Axis Bank Ltd.	71,602	1,260
Idea Cellular Ltd.	475,059	1,088
ICICI Bank Ltd.	61,799	956
Crompton Greaves Ltd.	409,526	758
Tata Consultancy Services Ltd.	20,814	737
Bharti Airtel Ltd.	140,140	699
Indiabulls Housing Finance Ltd.	204,862	675
Hindalco Industries Ltd.	316,425	550
Punjab National Bank	56,695	486
GlaxoSmithKline Consumer Healthcare Ltd.	5,215	355
Dr Reddy's Laboratories Ltd. ADR	6,525	272
Bank of India	83,000	254
Marico Ltd.	62,817	214
ING Vysya Bank Ltd.	25,226	211
Jyothy Laboratories Ltd.	58,465	200
Canara Bank	45,900	162
Sun Pharmaceutical Industries Ltd.	16,892	157
United Spirits Ltd.	3,923	154
Indian Bank	89,575	140
Power Grid Corp. of India Ltd.	76,860	117
* Marico Kaya Enterprises Ltd.	1,082	2
		17,910
Indonesia (0.7%)
Indofood CBP Sukses Makmur Tbk PT	968,900	869

Bank Rakyat Indonesia Persero Tbk PT	1,090,000	745
1,614
Kazakhstan (0.2%)
2	KCell JSC GDR	29,501	484

Kenya (0.2%)
Safaricom Ltd.	3,267,300	415

Kuwait (0.2%)
Agility Public Warehousing Co. KSC	241,500	551

Malaysia (1.7%)
Genting Malaysia Bhd.	1,264,900	1,647
AMMB Holdings Bhd.	317,500	696
UMW Holdings Bhd.	188,600	666
Petronas Dagangan Bhd.	47,040	430
Axiata Group Bhd.	193,400	379
My EG Services Bhd.	348,700	276
British American Tobacco Malaysia Bhd.	4,500	81
4,175
Mexico (3.0%)
America Movil SAB de CV ADR	83,828	1,782
Grupo Comercial Chedraui SA de CV	417,864	1,239
*	Cemex SAB de CV ADR	99,596	1,232
Grupo Televisa SAB ADR	36,900	1,072
Grupo Mexico SAB de CV Class B	277,300	898
Grupo Financiero Banorte SAB de CV	115,100	727
Concentradora Fibra Hotelera Mexicana SA de CV	73,800	119
7,069
Nigeria (0.3%)
Zenith Bank plc	4,584,760	657

Other (1.2%)
^,3 Vanguard FTSE Emerging Markets ETF	76,905	2,897

Papua New Guinea (0.0%)
New Britain Palm Oil Ltd.	10,877	60

Peru (0.5%)
Cia de Minas Buenaventura SAA ADR	50,803	630
Credicorp Ltd.	4,300	567
1,197
Philippines (1.6%)
Energy Development Corp.	11,798,593	1,367
Metropolitan Bank & Trust Co.	348,855	581
Universal Robina Corp.	216,760	565
Robinsons Land Corp.	974,400	426
Ayala Land Inc.	628,600	360
LT Group Inc.	832,000	338
*	Pepsi-Cola Products Philippines Inc.	1,428,000	136
3,773
Poland (1.0%)
*	Cyfrowy Polsat SA	190,500	1,192
Bank Pekao SA	10,473	617
Polskie Gornictwo Naftowe i Gazownictwo SA	377,740	555

TVN SA	19,270	95
		2,459
Qatar (0.7%)
Industries Qatar QSC	34,615	1,708

Russia (7.0%)
Gazprom OAO ADR	397,310	3,276
Lukoil OAO ADR	54,403	3,090
Rosneft OAO GDR	366,432	2,512
Sberbank of Russia ADR (London Shares)	180,020	1,945
Sberbank of Russia ADR	72,951	789
Magnit OJSC GDR	14,825	781
Phosagro OAO GDR	76,424	779
Lukoil OAO ADR	13,523	768
Mobile Telesystems OJSC ADR	36,922	637
Moscow Exchange MICEX-RTS OAO	350,059	615
Sberbank of Russia	170,417	461
MegaFon OAO GDR	12,388	370
* O'Key Group SA GDR	25,400	267
Mail.ru Group Ltd. GDR	5,888	219
MMC Norilsk Nickel OJSC ADR	11,939	182
2 Sberbank of Russia GDR	10,464	113
		16,804
Singapore (0.2%)
* Petra Foods Ltd.	161,000	409

South Africa (5.0%)
Sasol Ltd.	57,509	2,764
Naspers Ltd.	21,854	2,244
Standard Bank Group Ltd.	125,755	1,325
Discovery Ltd.	194,237	1,314
Imperial Holdings Ltd.	74,913	1,248
* Aveng Ltd.	418,100	878
Barloworld Ltd.	89,641	843
MTN Group Ltd.	36,886	657
Rand Merchant Insurance Holdings Ltd.	203,402	449
Adcock Ingram Holdings Ltd.	15,199	92
Woolworths Holdings Ltd.	12,966	71
		11,885
South Korea (6.1%)
Samsung Electronics Co. Ltd.	2,619	3,099
Hyundai Motor Co.	8,605	1,881
Hyundai Mipo Dockyard	11,125	1,783
Hana Financial Group Inc.	34,660	1,315
Dongbu Insurance Co. Ltd.	15,350	763
KB Financial Group Inc.	20,800	716
Samsung Engineering Co. Ltd.	10,525	693
Coway Co. Ltd.	10,185	653
* SK Hynix Inc.	18,490	648
Shinhan Financial Group Co. Ltd.	12,650	536
GS Holdings	9,708	463
Samsung SDI Co. Ltd.	3,388	449
LG Electronics Inc.	6,700	409
Kia Motors Corp.	6,446	323
Doosan Corp.	2,171	275
SK Telecom Co. Ltd.	1,300	262

E-Mart Co. Ltd.	468	113
Hyundai Department Store Co. Ltd.	726	97
		14,478
Spain (0.7%)
Prosegur Cia de Seguridad SA	267,970	1,610

Sri Lanka (0.1%)
Ceylon Tobacco Co. plc	14,094	139

Switzerland (0.3%)
* Dufry AG	4,616	724

Taiwan (8.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	227,196	3,844
Taiwan Semiconductor Manufacturing Co. Ltd.	877,543	3,009
Delta Electronics Inc.	523,773	2,869
Hon Hai Precision Industry Co. Ltd.	773,936	2,163
Compal Electronics Inc.	2,753,000	2,060
MediaTek Inc.	105,000	1,386
Advanced Semiconductor Engineering Inc.	1,407,330	1,298
Far Eastern New Century Corp.	913,378	934
Oriental Union Chemical Corp.	795,932	792
Mega Financial Holding Co. Ltd.	960,779	775
Yuanta Financial Holding Co. Ltd.	1,286,842	710
Catcher Technology Co. Ltd.	18,000	119
Largan Precision Co. Ltd.	3,000	115
Advantech Co. Ltd.	17,000	106
Hermes Microvision Inc.	3,500	103
PChome Online Inc.	14,000	96
		20,379
Thailand (2.5%)
Bangkok Bank PCL	281,900	1,458
Krung Thai Bank PCL (Foreign)	2,294,575	1,169
Kasikornbank PCL	195,000	1,006
PTT Global Chemical PCL (Local)	362,751	782
Bangkok Bank PCL (Foreign)	116,500	606
PTT Global Chemical PCL (Foreign)	190,144	407
Precious Shipping PCL	405,000	245
Supalai PCL (Foreign)	395,400	192
		5,865
Turkey (1.7%)
Tupras Turkiye Petrol Rafinerileri AS	60,892	1,005
Turkiye Garanti Bankasi AS	360,475	951
* Turkcell Iletisim Hizmetleri AS ADR	41,712	519
Coca-Cola Icecek AS	22,438	471
* Asya Katilim Bankasi AS	914,192	437
* Turkcell Iletisim Hizmetleri AS	78,355	388
Akbank TAS	127,925	326
		4,097
United Arab Emirates (1.8%)
DP World Ltd.	82,300	1,496
Union National Bank PJSC/Abu Dhabi	635,750	1,188
Emaar Properties PJSC	376,184	820
Abu Dhabi Commercial Bank PJSC	412,925	745
		4,249

United Kingdom (2.5%)
AZ Electronic Materials SA			355,217	2,311
Standard Chartered plc			58,800	1,235
Vedanta Resources plc			86,689	1,148
Tullow Oil plc			48,740	633
Old Mutual plc			145,410	413
* Ophir Energy plc			66,828	306
				6,046
United States (2.1%)
* Hollysys Automation Technologies Ltd.			95,569	1,612
* Genpact Ltd.			85,922	1,458
* Flextronics International Ltd.			102,750	838
*,^ Trina Solar Ltd. ADR			52,000	772
MercadoLibre Inc.			1,826	176
* Baidu Inc. ADR			838	131
* 21Vianet Group Inc. ADR			2,646	60
				5,047
Total Common Stocks (Cost $230,422)				224,482

	Coupon
Temporary Cash Investments (7.5%)[1]
Money Market Fund (7.0%)
[4,5] Vanguard Market Liquidity Fund	0.130%		16,602,438	16,602

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.5%)
[6,7] Federal Home Loan Bank Discount Notes	0.090%	2/21/14	1,000	1,000
[7,8] Freddie Mac Discount Notes	0.063%	3/17/14	300	300
				1,300
Total Temporary Cash Investments (Cost $17,902)				17,902
Total Investments (101.7%) (Cost $248,324)				242,384
Other Assets and Liabilities-Net (-1.7%)[5]				(4,148)
Net Assets (100%)				238,236

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,227,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.9% and 3.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate value of these securities was $597,000, representing 0.3% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $4,437,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $900,000 have been segregated as initial margin for open futures contracts.
8 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

Emerging Markets Select Stock Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	22,465	17,909	—
Common Stocks —Other	12,066	172,040	2
Temporary Cash Investments	16,602	1,300	—
Futures Contracts—Assets[1]	16	—	—
Total	51,149	191,249	2
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
MSCI Emerging Markets Index	March 2014	188	8,698	500

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At January 31, 2014, the cost of investment securities for tax purposes was $248,969,000. Net unrealized depreciation of investment securities for tax purposes was $6,585,000, consisting of unrealized gains of $17,952,000 on securities that had risen in value since their purchase and $24,537,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2014

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 19, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.